SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended			12 Months Ended
	Nov. 13, 2023 $ / shares shares	Jan. 21, 2019 shares	Apr. 30, 2025 item	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) item shares	Dec. 31, 2024 tranche item contract	Dec. 31, 2022 CNY (¥)	Feb. 02, 2021 $ / shares	Dec. 31, 2009 $ / shares
SUBSEQUENT EVENTS
Number of shares granted		15,000,000
Issuance of ordinary shares | ¥							¥ 3,411
Exercise price of shareholders rights plan | $ / shares									$ 19.5
Exercise period (in years)	2 years
Number of pledged loan contracts signed | contract						6
Master Loan Agreement, One
SUBSEQUENT EVENTS
Bitcoin as collateral for the maximum value | item						300
Loan to value ratio						65
Term of convertible note (in years)						1 year
Interest rate (as a percent)						3.25%
Origination fee (as a percent)						2.00%
Number of crypto units | item						273
Number of pledged loan contracts signed | tranche						6
Repayment of the net loan proceeds | item						12,000,000
Debt Instrument, Term						1 year
Class A ordinary shares
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)	150,000,000
Aggregate price per share | $ / shares								$ 0.0001
Number of shares called by warrants	120,000,000
ADR
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)	500,000
Aggregate price per share | $ / shares	$ 12
Number of shares called by warrants	400,000
Exercise price of shareholders rights plan | $ / shares	$ 60
Exercise period (in years)	2 years
Subsequent Event
SUBSEQUENT EVENTS
Number of consultants engaged in business advisory services | item					2
Number of crypto units | item			323
Subsequent Event | Convertible Debt [Member]
SUBSEQUENT EVENTS
Original issue discount | $					$ 300,000
Subsequent Event | Master Loan Agreement, One
SUBSEQUENT EVENTS
Number of crypto units | item			223
Number of bitcoins collateralized received | item			50
Subsequent Event | Master Loan Agreement, Two
SUBSEQUENT EVENTS
Number of crypto units | item			50
Repayment of the net loan proceeds | item			2,620,000
Subsequent Event | Restricted shares
SUBSEQUENT EVENTS
Option plan for ordinary share were issued				450,000,000
Subsequent Event | Restricted shares | Stock Option
SUBSEQUENT EVENTS
Vesting schedule				3 years
Subsequent Event | Class A ordinary shares | Stock Option
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				450,000,000
Subsequent Event | Class A ordinary shares | Restricted shares
SUBSEQUENT EVENTS
Number of shares granted					1,358,100
Subsequent Event | ADR | Restricted shares
SUBSEQUENT EVENTS
Number of shares granted					4,527
Subsequent Event | ADS | Stock Option
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				1,500,000
Subsequent Event | Bripheno Pte. Ltd
SUBSEQUENT EVENTS
Issuance of ordinary shares | $				$ 4,960,800
Exercise period (in years)				2 years
Subsequent Event | Bripheno Pte. Ltd | Class A ordinary shares
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				117,000,000
Number of shares called by warrants				90,000,000
Subsequent Event | Bripheno Pte. Ltd | ADR
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				390,000
Aggregate price per share | $ / shares				$ 12.72
Number of shares called by warrants				300,000
Exercise price of shareholders rights plan | $ / shares				$ 60
Subsequent Event | Elune Capital Limited
SUBSEQUENT EVENTS
Issuance of ordinary shares | $				$ 2,000,000
Exercise period (in years)				2 years
Percentage of vesting on signs a strategic cooperation agreement				50.00%
Closing term for agreement (in days)				60 days
Subsequent Event | Elune Capital Limited | Class A ordinary shares
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				47,169,600
Number of shares called by warrants				141,508,800
Subsequent Event | Elune Capital Limited | ADR
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				157,232
Aggregate price per share | $ / shares				$ 12.72
Number of shares called by warrants				471,696
Exercise price of shareholders rights plan | $ / shares				$ 12.72
Subsequent Event | WEVISION PTE. LTD
SUBSEQUENT EVENTS
Issuance of ordinary shares | $				$ 1,000,000
Exercise period (in years)				2 years
Percentage of vesting on signs a strategic cooperation agreement				50.00%
Closing term for agreement (in days)				60 days
Subsequent Event | WEVISION PTE. LTD | Class A ordinary shares
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				23,584,800
Number of shares called by warrants				70,754,400
Subsequent Event | WEVISION PTE. LTD | ADR
SUBSEQUENT EVENTS
Issuance of ordinary shares (in shares)				78,616
Aggregate price per share | $ / shares				$ 12.72
Number of shares called by warrants				235,848
Exercise price of shareholders rights plan | $ / shares				$ 12.72
Subsequent Event | Streeterville | Convertible Debt [Member]
SUBSEQUENT EVENTS
Term of convertible note (in years)					360 days
Interest rate (as a percent)					6.00%
Principal amount | $					$ 3,300,000
Aggregate consideration | $					$ 2,995,000
Debt Instrument, Term					360 days
maximum redeemable convertible debt securities | $					$ 500,000
Subsequent Event | Streeterville | ADS | Convertible Debt [Member]
SUBSEQUENT EVENTS
Average Closing Trade Prices Percentage					90.00%
Subsequent Event | Joint Venture
SUBSEQUENT EVENTS
Percentage of interest owned					51.00%
Subsequent Event | Joint Venture | Qing Cheng
SUBSEQUENT EVENTS
Percentage of shares owned					49.00%